INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, WI 53212

January 15, 2016

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Investment Managers Series Trust: Registration Statement on Form N-14 (File No. 333-)

Ladies and Gentlemen:

We are filing the Investment Managers Series Trust’s (the “Trust”) Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto.  The Combined Proxy Statement and Prospectus contained in this filing relate to the reorganization of the Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund, each a separate series of The Berwyn Funds, with and into the Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund, respectively, each of which is a separate series of the Trust.

Please contact me at (626) 914-1041 or Diane Drake at (626) 385-5777 with your questions or comments.

Sincerely,

/s/ Rita Dam
Rita Dam
Treasurer